Auditor fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor fees
Schedule of auditors remuneration for services provided

	2025	2024	2023

	(€ in thousands)
Audit fees	751	618	588
Audit-related fees	114	257	—
Tax fees	—	—	—
All other fees	—	—	—
Total	865	875	588